Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions	Exempt Party-In-Interest Transactions
Certain Plan investments represent shares of mutual funds and common collective trusts managed by Fidelity Management Trust Company. Fidelity Management Trust Company is the Trustee, as defined by the Plan; therefore, these transactions qualify as party-in-interest transactions but are structured to be exempt transactions.
Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.
At December 31, 2025 and 2024, the Plan held 13,550,555 and 14,291,070 shares, respectively, of the NiSource Stock Fund, with a cost basis of $131,013,975 and $127,200,305 respectively. The NiSource Stock Fund includes 5,700,723 and 6,021,308 shares at December 31, 2025 and 2024, respectively, of common stock of the Company, held by the Plan Sponsor, with a cost basis of $128,620,274 and $125,096,602 respectively. During the year ended December 31, 2025, the Plan recorded $6,567,973 of dividend income for the common stock.